Intangible Assets - Estimated Annual Amortization Expense (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2024 USD ($)
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	$ 123,969 [1]
2025 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	33,718
2026 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	22,626
2027 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	17,527
2028 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	15,568
2029 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	9,553
Thereafter [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	$ 24,977

[1]	Excludes service mark, as it has an indefinite useful life.